Note 13 - Retirement And Pension Plans (Details) - The change in benefit obligation and plan assets In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Change in benefit obligation:
Benefit obligation at beginning of year	$ 33,951	¥ 3,196,857	¥ 2,744,718
Service cost	5,089	479,158	467,583	421,771
Interest cost	499	46,975	48,335	41,424
Actuarial loss	2,224	209,406	37,454
Benefit paid	(819)	(77,064)	(101,233)
Benefit obligation at end of year	40,944	3,855,332	3,196,857	2,744,718
Fair value of plan assets at beginning of year	17,580	1,655,373	1,425,587
Actual return on plan assets	1,555	146,394	27,605
Employer contribution	2,732	257,288	250,969
Benefits paid	(493)	(46,444)	(48,788)
Fair value of plan assets at end of year	21,374	2,012,611	1,655,373	1,425,587
Funded status at end of year	$ (19,570)	¥ (1,842,721)	¥ (1,541,484)